PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of plan assets and reconciliation of funded status (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset)
Weighted average duration of defined benefit obligations	15 years 6 months	15 years 7 months 6 days
Expected future benefit payments in 2019	$ 62.3
Reconciliation of funded status to net amount recognized
Recognized liabilities, defined benefit plans	209.5	$ 153.3
Pension defined benefit plans
Reconciliation of funded status to net amount recognized
Benefit obligations	(1,480.6)	(1,283.2)
Fair value of plan assets	1,345.7	1,217.3
Plan deficit	(134.9)	(65.9)
Asset limit and minimum funding adjustment	(11.7)	(16.0)
Net amount recognized	(146.6)	(81.9)
Postretirement defined benefit plans
Reconciliation of funded status to net amount recognized
Benefit obligations	(62.9)	(71.4)
Plan deficit	(62.9)	(71.4)
Net amount recognized	$ (62.9)	$ (71.4)
Plan assets
Plan assets
Debt securities (as a percent)	57.40%	46.60%
Other (as a percent)	0.70%	1.10%
Total plan assets (in percent)	100.00%	100.00%
Plan assets | Canadian
Plan assets
Equity securities (as a percent)	16.50%	21.10%
Plan assets | Foreign
Plan assets
Equity securities (as a percent)	25.40%	31.20%